Subsidiary Notes Payable	12 Months Ended
Dec. 31, 2021
Subsidiary Notes Payable [Abstract]
Subsidiary Notes Payable	Subsidiary Notes Payable
The subsidiary notes payable are comprised of loans and convertible notes. As of December 31, 2021 and 2020, the loan in Follica and the financial instruments for Knode and Appeering did not contain embedded derivatives and therefore these instruments continue to be held at amortized cost. The notes payable consist of the following:

	2021 $000s	2020 $000s
As of December 31,
Loans	1,330	1,330
Convertible notes	2,586	25,125
Total subsidiary notes payable	3,916	26,455
Loans
In October 2010, Follica entered into a loan and security agreement with Lighthouse Capital Partners VI, L.P. The loan is secured by Follica’s assets, including Follica’s intellectual property and bears interest at a rate of 12.0 percent. The outstanding loan balance totaled approximately $1.3 million and $1.3 million as of December 31, 2021 and December 31, 2020. The accrued interest on such loan balance is presented as Other current liabilities and totaled approximately $0.6 million and $0.5 million as of December 31, 2021 and December 31, 2020, respectively. The increase in 2021 is attributed to interest expense for the year ended December 31, 2021.
Convertible Notes
Convertible Notes outstanding were as follows:

	Vedanta $000s	Knode $000s	Appeering $000s	Sonde $000s	Total $000s
January 1, 2020	—	50	75	—	125
Gross principal - issuance of notes	25,000	—	—	—	25,000
Change in fair value	—	—	—	—	—
December 31, 2020 and January 1, 2021	25,000	50	75	—	25,125
Gross principal - issuance of notes - financing activity	—	—	—	2,215	2,215
Accrued interest on convertible notes - finance costs	797	—	—	70	867
Conversion to subsidiary preferred shares	(25,797)	—	—	—	(25,797)
Change in fair value - finance costs	—	—	—	175	175
December 31, 2021	—	50	75	2,461	2,586
On December 30, 2020, Vedanta issued a $25.0 million convertible promissory note to an investor. The note bore interest at an annual rate of 6.0 percent and its maturity date was the first anniversary of the note. Prepayment of the note was not allowed and there was no conversion discount feature on the note. The note was mandatorily convertible in a Qualified equity financing and a Qualified Public Offering at the current price of the financing or offering, all as defined in the note purchase agreement. In addition, the note allowed for optional conversion immediately prior to a Non Qualified public offering, Non Qualified Equity financing, or a Corporate transaction and for a pay-out in the case of a change of control transaction. On July 19, 2021, upon the occurrence of Vedanta's Series D preferred share issuance that was considered to be a Qualified Equity Financing, the entire outstanding amount of the note, principal and interest, was converted into Series D preferred shares of Vedanta at the current price of the financing. For further details, please see Note 15.
On April 6, 2021, and on November 24, 2021, Sonde issued unsecured convertible promissory notes to its existing shareholders for a combined total of $4.3 million, of which $2.2 million were issued to third party shareholders (and $2.1 million were issued to the Company and eliminated in consolidation). The notes bear interest at an annual rate of 6.0 percent and mature on the second anniversary of the issuance. The notes mandatorily convert in a Qualified Financing, as defined in the note purchase agreement, at a discount of 20.0 percent from the price per share in the Qualified Financing. In addition, the notes allow for optional conversion concurrently with the closing of a Non-Qualified Equity Financing to the Non-Qualified Equity Securities then issued and sold at a discount of 20.0 percent from the price per share in the Non Qualified Equity Financing. In the event of no conversion or repayment of the notes prior to a Change in Control, the notes shall become immediately due and payable prior to the closing of such Change in Control at three times the outstanding principal plus accrued interest.
For the Vedanta and Sonde convertible notes, since these Notes contain embedded derivatives, the Notes were assessed under IFRS 9 and the entire financial instruments were elected to be accounted for as FVTPL. The Vedanta convertible note was settled through its conversion in July 2021. See above. See Note 16 for further details on the fair value of the Sonde notes.